Supplemental Disclosures of Cash Flow Data	12 Months Ended
Dec. 31, 2022
Supplemental Disclosures of Cash Flow Data [Abstract]
Supplemental Disclosures of Cash Flow Data

25. Supplemental Disclosures of Cash Flow Data

The following summarizes our supplemental cash flow data (in millions):

	For the Years Ended December 31,
	2022	2021	2020
Interest paid	$269	$277	$283
Income taxes paid (received)	(54)	1	22
Significant non-cash investing transactions:
Equity securities received in exchange of fixed maturity AFS securities	-	-	19
Significant non-cash financing transactions:
Net reduction of fixed maturity AFS securities and
accrued investment income in connection with a reinsurance transaction	-	(4,133)	-